EQUITY - Summary (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Equity attributable to Controlling Company	$ 541,423.0	$ 577,285.0
Equity attributable to non-controlling interest	8,572.0	9,659.0
TOTAL EQUITY	$ 549,995.0	$ 586,944.0	$ 636,711.0	$ 723,639.0